Reporting Segments (Details) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Jun. 30, 2015 USD ($) segment item	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) segment item	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Reporting Segments
Number of reportable segments | segment										2		2
Number of independent fresh water systems | item										2		2
Revenues:
Revenue-affiliate	$ 88,093			$ 57,441						$ 173,777	$ 93,973	$ 258,029	$ 58,234	$ 647
Revenue - Third-party										151		8,245
Total revenues	88,093			57,441						173,928	93,973	266,274	58,234	647
Operating expenses:
Direct operating	17,921			13,682						37,222	19,953	48,821	7,871	698
General and administrative (before equity-based compensation)	5,562			4,535						11,702	8,261
Equity-based compensation	6,597			3,339						12,376	5,281
Depreciation	21,253			12,097						41,955	21,123	53,029	14,119	1,679
Total operating expenses	51,333	$ 42,758	$ 34,840	33,653	$ 20,965	$ 37,797	$ 7,864	$ 6,216	$ 4,178	103,255	54,618	132,216	56,055	5,354
Operating income (loss)	36,760	57,960	$ 36,743	23,788	$ 15,567	(14,855)	$ 9,130	$ 5,764	$ 2,140	70,673	39,355	134,058	2,179	(4,707)
Segment assets	1,809,807	1,816,610		1,816,610		808,337				1,809,807	1,816,610	1,816,610	808,337	180,408
Capital expenditures for segment assets	86,011			209,152						233,340	371,346	753,698	589,596	117,347
Gathering And Compression
Revenues:
Revenue-affiliate	56,593			16,923						108,836	28,696
Total revenues										108,836		95,746
Operating expenses:
Direct operating	11,292			2,196						22,981	3,137	15,470	2,079	652
General and administrative (before equity-based compensation)	4,529			3,290						9,407	5,753
Equity-based compensation	5,388			2,490						10,011	3,803
Depreciation	15,091			8,656						29,673	14,764	36,789	11,346	1,679
Total operating expenses	36,300			16,632						72,072	27,457	74,294	36,549	5,225
Operating income (loss)	20,293			291						36,764	1,239	21,452	(14,186)	(4,578)
Segment assets	1,392,898	1,395,121		1,395,121		578,089				1,392,898	1,395,121	1,395,121	578,089	173,510
Capital expenditures for segment assets	74,061			161,221						200,075	265,554	553,582	389,340	115,267
Water Handling
Revenues:
Revenue-affiliate	31,500			40,518						64,941	65,277
Revenue - Third-party										151		8,245
Total revenues										65,092		170,528
Operating expenses:
Direct operating	6,629			11,486						14,241	16,816	33,351	5,792	46
General and administrative (before equity-based compensation)	1,033			1,245						2,295	2,508
Equity-based compensation	1,209			849						2,365	1,478
Depreciation	6,162			3,441						12,282	6,359	16,240	2,773
Total operating expenses	15,033			17,021						31,183	27,161	57,922	19,506	129
Operating income (loss)	16,467			23,497						33,909	38,116	112,606	16,365	(129)
Segment assets	416,909	$ 421,489		421,489		$ 230,248				416,909	421,489	421,489	230,248	6,898
Capital expenditures for segment assets	$ 11,950			$ 47,931						$ 33,265	$ 105,792	$ 200,116	$ 200,256	$ 2,080